                      BRIGHTHOUSE LIFE INSURANCE COMPANY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C


                        SUPPLEMENT DATED APRIL 30, 2018
                                       TO
           THE PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)


This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class VA, XC, L, L-4 Year and C variable annuity contracts issued by Brighthouse Life Insurance Company ("BLIC," "we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy. Upon request, financial statements for Brighthouse Life Insurance Company will be sent to you without charge.


1. INVESTMENT OPTIONS


In the "INVESTMENT OPTIONS" section, replace the investment portfolio information in the sections titled "Brighthouse Funds Trust I" and "Brighthouse Funds Trust II" with the investment portfolio information attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section, replace the list of investment portfolios that employ a managed volatility strategy with the following:


      (a) AB Global Dynamic Allocation Portfolio


      (b) AQR Global Risk Balanced Portfolio


      (c) BlackRock Global Tactical Strategies Portfolio


      (d) Invesco Balanced-Risk Allocation Portfolio


      (e) JPMorgan Global Active Allocation Portfolio


      (f) Brighthouse Balanced Plus Portfolio


      (g) MetLife Multi-Index Targeted Risk Portfolio


      (h) PanAgora Global Diversified Risk Portfolio


      (i) Schroders Global Multi-Asset Portfolio


2. ANNUITY PAYMENTS (THE INCOME PHASE)


In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, under "Description of GMIB Plus," replace the "Allocation Limitations" subsection with the following:


      If you elect to purchase the GMIB Plus, unlike the GMIB II or GMIB I, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


                                                                  SUPP-MOCAMS418

           (a)   the AB Global Dynamic Allocation Portfolio
           (b)   the American Funds(R) Balanced Allocation Portfolio
           (c)   the American Funds(R) Growth Allocation Portfolio
           (d)   the American Funds(R) Moderate Allocation Portfolio
           (e)   the AQR Global Risk Balanced Portfolio
           (f)   the MetLife Aggregate Bond Index Portfolio
           (g)   the BlackRock Global Tactical Strategies Portfolio
           (h)   the BlackRock Ultra-Short Term Bond Portfolio
           (i)   the Invesco Balanced-Risk Allocation Portfolio
           (j)   the JPMorgan Global Active Allocation Portfolio
           (k)   the Brighthouse Asset Allocation 20 Portfolio
           (l)   the Brighthouse Asset Allocation 40 Portfolio
           (m)   the Brighthouse Asset Allocation 60 Portfolio
           (n)   the Brighthouse Asset Allocation 80 Portfolio
           (o)   the Brighthouse Balanced Plus Portfolio
           (p)   the MetLife Multi-Index Targeted Risk Portfolio
           (q)   the PanAgora Global Diversified Risk Portfolio
           (r) the Fidelity Institutional Asset Management(R) Government Income Portfolio
           (s)   the Schroders Global Multi-Asset Portfolio
           (t)   the SSGA Growth and Income ETF Portfolio
           (u)   the SSGA Growth ETF Portfolio


      You may also elect to participate in the Enhanced Dollar Cost Averaging
      (EDCA) program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios. You may not participate in the Dollar Cost Averaging (DCA) program. (The EDCA program is not available with Class C contracts.)


      Restrictions on Subsequent Purchase Payments for GMIB Plus after Rider Terminates. If you elected the GMIB Plus rider and it terminates, any restrictions on subsequent purchase payments will no longer apply.


3. LIVING BENEFITS


In the "LIVING BENEFITS" section, under "Description of the Lifetime Withdrawal Guarantee," replace the "Investment Allocation Restrictions" paragraph with the following:


      INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee rider, you are limited to allocating your purchase payments and account value among the fixed account and the following investment portfolios:


           (a)   the AB Global Dynamic Allocation Portfolio
           (b)   the American Funds(R) Balanced Allocation Portfolio
           (c)   the American Funds(R) Growth Allocation Portfolio
           (d)   the American Funds(R) Moderate Allocation Portfolio
           (e)   the AQR Global Risk Balanced Portfolio
           (f)   the MetLife Aggregate Bond Index Portfolio
           (g)   the BlackRock Global Tactical Strategies Portfolio
           (h)   the BlackRock Ultra-Short Term Bond Portfolio
           (i)   the Invesco Balanced-Risk Allocation Portfolio
           (j)   the JPMorgan Global Active Allocation Portfolio

           (k)   the Brighthouse Asset Allocation 20 Portfolio
           (l)   the Brighthouse Asset Allocation 40 Portfolio
           (m)   the Brighthouse Asset Allocation 60 Portfolio
           (n)   the Brighthouse Asset Allocation 80 Portfolio
           (o)   the Brighthouse Balanced Plus Portfolio
           (p)   the MetLife Multi-Index Targeted Risk Portfolio
           (q)   the PanAgora Global Diversified Risk Portfolio
           (r) the Fidelity Institutional Asset Management(R) Government Income Portfolio
           (s)   the Schroders Global Multi-Asset Portfolio
           (t)   the SSGA Growth and Income ETF Portfolio
           (u)   the SSGA Growth ETF Portfolio


      You may also elect to participate in the EDCA program, provided that your destination investment portfolios are one or more of the above-listed investment portfolios. (The EDCA program is not available with Class C contracts.)


4. OTHER INFORMATION


In the "OTHER INFORMATION" section, replace the "BLIC" subsection with the following:


      BLIC


      Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.


      BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc.
      (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


In the "OTHER INFORMATION - Requests and Elections" section, replace the "Cybersecurity" subsubsection with the following:


      CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


      We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the

      Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


      Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


      Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


      Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


5. INVESTMENT PORTFOLIO EXPENSES TABLE


Replace the Investment Portfolio Expenses Table in the prospectuses with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


6. APPENDIX A


Add the following to the "Discontinued Investment Portfolios" section at the end of Appendix A:


      Effective as of April 30, 2018:


      o Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I:
         JPMorgan Global Active Allocation Portfolio; and


      o Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis(R) Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.


7. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.


8. TRANSFERS -  MARKET TIMING

In the "INVESTMENT OPTIONS" section, replace the list of Monitored Portfolios in the "Transfers - Market Timing" subsection with the following:

               Baillie Gifford International Stock Portfolio


               BlackRock Global Allocation V.I. Fund


               BlackRock High Yield Portfolio


               Brighthouse Small Cap Value Portfolio


               Brighthouse/Aberdeen Emerging Markets Equity Portfolio


               Brighthouse/Dimensional International Small Company Portfolio


               Brighthouse/Eaton Vance Floating Rate Portfolio


               Clarion Global Real Estate Portfolio


               Harris Oakmark International Portfolio


               Invesco Small Cap Growth Portfolio


               Loomis Sayles Global Markets Portfolio


               MetLife MSCI EAFE(R) Index Portfolio


               MetLife Russell 2000(R) Index Portfolio


               MFS(R) Research International Portfolio


               Neuberger Berman Genesis Portfolio


               Western Asset Management Strategic Bond Opportunities Portfolio

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                               FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
BLACKROCK VARIABLE SERIES FUNDS,
 INC.
 BlackRock Global Allocation V.I. Fund           0.63%         0.25%        0.25%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio          0.61%         0.25%        0.03%

 American Funds(R) Balanced Allocation           0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation             0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Growth Portfolio               --           0.55%        0.02%

 American Funds(R) Moderate Allocation           0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio              0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies            0.66%         0.25%        0.02%
  Portfolio

 BlackRock High Yield Portfolio                  0.60%         0.25%        0.07%

 Brighthouse Asset Allocation 100                0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio             0.24%         0.25%        0.01%

 Brighthouse Small Cap Value Portfolio           0.75%         0.25%        0.04%

 Brighthouse/Aberdeen Emerging Markets           0.88%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate           0.60%         0.25%        0.08%
  Portfolio

 Brighthouse/Franklin Low Duration Total         0.50%         0.25%        0.05%
  Return Portfolio

 Clarion Global Real Estate Portfolio            0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio         0.55%         0.25%        0.03%

 Fidelity Institutional Asset Management(R)      0.42%         0.25%        0.04%
  Government Income Portfolio

 Harris Oakmark International Portfolio          0.77%         0.25%        0.04%

 Invesco Balanced-Risk Allocation                0.63%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                      0.56%         0.25%        0.02%

 Invesco Small Cap Growth Portfolio              0.85%         0.25%        0.03%

 JPMorgan Core Bond Portfolio                    0.55%         0.25%        0.02%

 JPMorgan Global Active Allocation               0.72%         0.25%        0.05%
  Portfolio

 Loomis Sayles Global Markets Portfolio          0.70%         0.25%        0.08%

 MetLife Multi-Index Targeted Risk               0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio         0.69%         0.25%        0.05%

 PanAgora Global Diversified Risk                0.65%         0.25%        0.16%
  Portfolio

 PIMCO Inflation Protected Bond                  0.47%         0.25%        0.50%
  Portfolio

 PIMCO Total Return Portfolio                    0.48%         0.25%        0.08%




                                                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                               FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                  AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------- ----------- ----------- --------------- ----------
BLACKROCK VARIABLE SERIES FUNDS,
 INC.
 BlackRock Global Allocation V.I. Fund          0.01%       1.14%         0.13%         1.01%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio         0.02%       0.91%         0.02%         0.89%

 American Funds(R) Balanced Allocation          0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation            0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Growth Portfolio             0.35%       0.92%           --          0.92%

 American Funds(R) Moderate Allocation          0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio             0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies           0.09%       1.02%         0.06%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                   --        0.92%           --          0.92%

 Brighthouse Asset Allocation 100               0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio            0.43%       0.93%           --          0.93%

 Brighthouse Small Cap Value Portfolio          0.07%       1.11%         0.01%         1.10%

 Brighthouse/Aberdeen Emerging Markets            --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Eaton Vance Floating Rate            --        0.93%           --          0.93%
  Portfolio

 Brighthouse/Franklin Low Duration Total          --        0.80%         0.07%         0.73%
  Return Portfolio

 Clarion Global Real Estate Portfolio             --        0.91%           --          0.91%

 ClearBridge Aggressive Growth Portfolio          --        0.83%         0.02%         0.81%

 Fidelity Institutional Asset Management(R)       --        0.71%           --          0.71%
  Government Income Portfolio

 Harris Oakmark International Portfolio           --        1.06%         0.02%         1.04%

 Invesco Balanced-Risk Allocation               0.03%       0.94%         0.03%         0.91%
  Portfolio

 Invesco Comstock Portfolio                       --        0.83%         0.02%         0.81%

 Invesco Small Cap Growth Portfolio               --        1.13%         0.02%         1.11%

 JPMorgan Core Bond Portfolio                     --        0.82%         0.14%         0.68%

 JPMorgan Global Active Allocation                --        1.02%         0.06%         0.96%
  Portfolio

 Loomis Sayles Global Markets Portfolio           --        1.03%           --          1.03%

 MetLife Multi-Index Targeted Risk              0.21%       0.64%           --          0.64%
  Portfolio

 MFS(R) Research International Portfolio          --        0.99%         0.10%         0.89%

 PanAgora Global Diversified Risk               0.04%       1.10%           --          1.10%
  Portfolio

 PIMCO Inflation Protected Bond                   --        1.22%         0.01%         1.21%
  Portfolio

 PIMCO Total Return Portfolio                     --        0.81%         0.03%         0.78%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Schroders Global Multi-Asset Portfolio         0.64%         0.25%        0.06%

 SSGA Growth and Income ETF Portfolio           0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                      0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio         0.75%         0.25%        0.03%

 Victory Sycamore Mid Cap Value                 0.65%         0.25%        0.03%
  Portfolio

 Wells Capital Management Mid Cap               0.72%         0.25%        0.05%
  Value Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.79%         0.25%        0.06%
  Portfolio

 BlackRock Bond Income Portfolio                0.33%         0.25%        0.18%

 BlackRock Capital Appreciation Portfolio       0.69%         0.25%        0.03%

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Artisan Mid Cap Value              0.82%         0.25%        0.03%
  Portfolio

 Brighthouse/Dimensional International          0.81%         0.25%        0.11%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio              0.71%         0.25%        0.04%

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MetLife Mid Cap Stock Index Portfolio          0.25%         0.30%        0.04%

 MetLife MSCI EAFE(R) Index Portfolio           0.30%         0.30%        0.07%

 MetLife Russell 2000(R) Index Portfolio        0.25%         0.30%        0.06%

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.02%

 MFS(R) Value Portfolio                         0.62%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%        0.04%

 T. Rowe Price Large Cap Growth                 0.60%         0.25%        0.02%
  Portfolio

 Western Asset Management Strategic             0.56%         0.25%        0.04%
  Bond Opportunities Portfolio

 Western Asset Management                       0.47%         0.25%        0.02%
  U.S. Government Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 Schroders Global Multi-Asset Portfolio        0.01%       0.96%           --          0.96%

 SSGA Growth and Income ETF Portfolio          0.20%       0.77%           --          0.77%

 SSGA Growth ETF Portfolio                     0.21%       0.80%           --          0.80%

 T. Rowe Price Large Cap Value Portfolio         --        0.84%         0.03%         0.81%

 T. Rowe Price Mid Cap Growth Portfolio          --        1.03%           --          1.03%

 Victory Sycamore Mid Cap Value                  --        0.93%         0.09%         0.84%
  Portfolio

 Wells Capital Management Mid Cap                --        1.02%         0.06%         0.96%
  Value Portfolio

BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.10%         0.12%         0.98%
  Portfolio

 BlackRock Bond Income Portfolio                 --        0.76%           --          0.76%

 BlackRock Capital Appreciation Portfolio        --        0.97%         0.09%         0.88%

 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.57%       0.94%         0.02%         0.92%

 Brighthouse Asset Allocation 40 Portfolio     0.59%       0.90%           --          0.90%

 Brighthouse Asset Allocation 60 Portfolio     0.61%       0.91%           --          0.91%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 Brighthouse/Artisan Mid Cap Value               --        1.10%         0.05%         1.05%
  Portfolio

 Brighthouse/Dimensional International           --        1.17%         0.01%         1.16%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Frontier Mid Cap Growth Portfolio               --        1.00%         0.02%         0.98%

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MetLife Mid Cap Stock Index Portfolio         0.01%       0.60%           --          0.60%

 MetLife MSCI EAFE(R) Index Portfolio          0.01%       0.68%           --          0.68%

 MetLife Russell 2000(R) Index Portfolio       0.01%       0.62%           --          0.62%

 MetLife Stock Index Portfolio                   --        0.52%         0.01%         0.51%

 MFS(R) Value Portfolio                          --        0.89%         0.06%         0.83%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth                  --        0.87%         0.05%         0.82%
  Portfolio

 Western Asset Management Strategic              --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

 Western Asset Management                        --        0.74%         0.01%         0.73%

  U.S. Government Portfolio


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


BLACKROCK VARIABLE SERIES FUNDS, INC. (CLASS III)

BlackRock Variable Series Funds, Inc. is a mutual fund with multiple portfolios. BlackRock Advisors, LLC. is the manager of the portfolios. The following portfolio is available under the contract:


     BlackRock Global Allocation V.I. Fund



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Growth Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Eaton Vance Floating Rate Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

  Fidelity Institutional Asset Management(R) Government Income Portfolio
    (Class B) (formerly Pyramis(R) Government Income Portfolio)

     Harris Oakmark International Portfolio (Class B)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Core Bond Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     Loomis Sayles Global Markets Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Inflation Protected Bond Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)

     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid Cap Value Portfolio)

     Wells Capital Management Mid Cap Value Portfolio (Class B) (formerly Goldman Sachs Mid Cap Value Portfolio)

BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class B)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Artisan Mid Cap Value Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Frontier Mid Cap Growth Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)

     MetLife Mid Cap Stock Index Portfolio (Class G)

     MetLife MSCI EAFE(R) Index Portfolio (Class G)

     MetLife Russell 2000(R) Index Portfolio (Class G)

     MetLife Stock Index Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

     Western Asset Management U.S. Government Portfolio (Class B)

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 BLACKROCK VARIABLE SERIES FUNDS,
 INC. (CLASS III)

 BlackRock Global Allocation V.I. Fund        Seeks high total investment return.
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Seeks to achieve growth of capital.
 (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 BlackRock High Yield Portfolio (Class B)     Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B)                                    current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B)
 Brighthouse/Eaton Vance Floating Rate        Seeks a high level of current income.
 Portfolio (Class B)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B)                   seeking preservation of shareholders' capital.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Fidelity Institutional Asset Management(R)   Seeks a high level of current income,
 Government Income Portfolio (Class B)        consistent with preservation of principal.
 (formerly Pyramis(R) Government Income
 Portfolio)
 Harris Oakmark International Portfolio       Seeks long-term capital appreciation.
 (Class B)



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 BLACKROCK VARIABLE SERIES FUNDS,
 INC. (CLASS III)

 BlackRock Global Allocation V.I. Fund        BlackRock Advisors, LLC
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Portfolio           Brighthouse Investment Advisers, LLC;
 (Class C)                                    Capital Research and Management
                                              Company(SM)
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Delaware Investments Fund
                                              Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B)                   Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Eaton Vance Floating Rate        Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Eaton Vance Management
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B)                   Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Fidelity Institutional Asset Management(R)   Brighthouse Investment Advisers, LLC
 Government Income Portfolio (Class B)        Subadviser: FIAM LLC
 (formerly Pyramis(R) Government Income
 Portfolio)
 Harris Oakmark International Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Harris Associates L.P.

             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Core Bond Portfolio (Class B)       Seeks to maximize total return.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 Loomis Sayles Global Markets Portfolio       Seeks high total investment return through a
 (Class B)                                    combination of capital appreciation and
                                              income.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio (Class B)                          and current income, with a greater emphasis
                                              on growth of capital.
 MFS(R) Research International Portfolio      Seeks capital appreciation.
 (Class B)
 PanAgora Global Diversified Risk             Seeks total return.
 Portfolio (Class B)
 PIMCO Inflation Protected Bond Portfolio     Seeks maximum real return, consistent with
 (Class B)                                    preservation of capital and prudent
                                              investment management.
 PIMCO Total Return Portfolio (Class B)       Seeks maximum total return, consistent with
                                              the preservation of capital and prudent
                                              investment management.
 Schroders Global Multi-Asset Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 SSGA Growth and Income ETF Portfolio         Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)          Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio      Seeks long-term capital appreciation by
 (Class B)                                    investing in common stocks believed to be
                                              undervalued. Income is a secondary
                                              objective.
 T. Rowe Price Mid Cap Growth Portfolio       Seeks long-term growth of capital.
 (Class B)
 Victory Sycamore Mid Cap Value               Seeks high total return by investing in equity
 Portfolio (Class B) (formerly Invesco Mid    securities of mid-sized companies.
 Cap Value Portfolio)
 Wells Capital Management Mid Cap             Seeks long-term capital appreciation.
 Value Portfolio (Class B) (formerly
 Goldman Sachs Mid Cap Value Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Bond Income Portfolio              Seeks a competitive total return primarily
 (Class B)                                    from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio     Seeks long-term growth of capital.
 (Class B)
 BlackRock Ultra-Short Term Bond              Seeks a high level of current income
 Portfolio (Class B)                          consistent with preservation of capital.



             INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- ---------------------------------------------
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Core Bond Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: J.P. Morgan Investment
                                              Management Inc.
 Loomis Sayles Global Markets Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC
 MFS(R) Research International Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Massachusetts Financial Services
                                              Company
 PanAgora Global Diversified Risk             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: PanAgora Asset Management,
                                              Inc.
 PIMCO Inflation Protected Bond Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Pacific Investment Management
                                              Company LLC
 PIMCO Total Return Portfolio (Class B)       Brighthouse Investment Advisers, LLC
                                              Subadviser: Pacific Investment Management
                                              Company LLC
 Schroders Global Multi-Asset Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Schroder Investment
                                              Management North America Inc.; Schroder
                                              Investment Management North America
                                              Limited
 SSGA Growth and Income ETF Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                              Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value               Brighthouse Investment Advisers, LLC
 Portfolio (Class B) (formerly Invesco Mid    Subadviser: Victory Capital Management
 Cap Value Portfolio)                         Inc.
 Wells Capital Management Mid Cap             Brighthouse Investment Advisers, LLC
 Value Portfolio (Class B) (formerly          Subadviser: Wells Capital Management
 Goldman Sachs Mid Cap Value Portfolio)       (formerly Goldman Sachs Asset
                                              Management, L.P.)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock          Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income Portfolio              Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond              Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Advisors, LLC

            INVESTMENT PORTFOLIO                            INVESTMENT OBJECTIVE
-------------------------------------------- -------------------------------------------------
 Brighthouse Asset Allocation 20 Portfolio   Seeks a high level of current income, with
 (Class B)                                   growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio   Seeks high total return in the form of income
 (Class B)                                   and growth of capital, with a greater
                                             emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Seeks long-term capital growth.
 Portfolio (Class B)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 Frontier Mid Cap Growth Portfolio           Seeks maximum capital appreciation.
 (Class B)
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the
 (Class G)                                   Bloomberg Barclays U.S. Aggregate Bond
                                             Index.
 MetLife Mid Cap Stock Index Portfolio       Seeks to track the performance of the
 (Class G)                                   Standard & Poor's MidCap 400(R) Composite
                                             Stock Price Index.
 MetLife MSCI EAFE(R) Index Portfolio        Seeks to track the performance of the MSCI
 (Class G)                                   EAFE(R) Index.
 MetLife Russell 2000(R) Index Portfolio     Seeks to track the performance of the Russell
 (Class G)                                   2000(R) Index.
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.
 MFS(R) Value Portfolio (Class B)            Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio          Seeks high total return, consisting principally
 (Class B)                                   of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio    Seeks long-term growth of capital.
 (Class B)
 Western Asset Management Strategic Bond     Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)           with preservation of capital.
 Western Asset Management                    Seeks to maximize total return consistent
 U.S. Government Portfolio (Class B)         with preservation of capital and maintenance
                                             of liquidity.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 Brighthouse Asset Allocation 20 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 40 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse/Artisan Mid Cap Value           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Artisan Partners Limited
                                             Partnership
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
                                             Company LLP
 Frontier Mid Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Frontier Capital Management
                                             Company, LLC
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 MetLife Aggregate Bond Index Portfolio      Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Mid Cap Stock Index Portfolio       Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife MSCI EAFE(R) Index Portfolio        Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Russell 2000(R) Index Portfolio     Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC
 MetLife Stock Index Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC
 MFS(R) Value Portfolio (Class B)            Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Neuberger Berman Genesis Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Neuberger Berman Investment
                                             Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio    Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Western Asset Management
                                             Company
 Western Asset Management                    Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio (Class B)         Subadviser: Western Asset Management
                                             Company

                      BRIGHTHOUSE LIFE INSURANCE COMPANY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C


                        SUPPLEMENT DATED APRIL 30, 2018
                                       TO
            THE PROSPECTUS DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)


This supplement revises information in the prospectus dated November 9, 2006 (as supplemented) for the Class AA variable annuity contracts issued by Brighthouse Life Insurance Company ("BLIC," "we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (888) 562-2027 to request a free copy. Upon request, financial statements for Brighthouse Life Insurance Company USA will be sent to you without charge.


1. INVESTMENT OPTIONS


In the "INVESTMENT OPTIONS" section, replace the investment portfolio information in the sections titled "AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II)" through "Putnam Variable Trust (Class
IB) - Putnam VT Multi-Cap Growth Fund" with the investment portfolio information attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section, replace the list of investment portfolios that employ a managed volatility strategy with the following:


      The investment portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy").


      (a) AB Global Dynamic Allocation Portfolio


      (b) AQR Global Risk Balanced Portfolio


      (c) BlackRock Global Tactical Strategies Portfolio


      (d) Invesco Balanced-Risk Allocation Portfolio


      (e) JPMorgan Global Active Allocation Portfolio


      (f) Brighthouse Balanced Plus Portfolio


      (g) MetLife Multi-Index Targeted Risk Portfolio


      (h) PanAgora Global Diversified Risk Portfolio


      (i) Schroders Global Multi-Asset Portfolio

2. OTHER INFORMATION


In the "OTHER INFORMATION" section, replace the "BLIC" subsection with the following:


      BLIC


      Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.


      BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc.
      (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


In the "OTHER INFORMATION - Requests and Elections" section, replace the "Cybersecurity" subsubsection with the following:


      CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g, the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


      We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


      Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


      Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value.

      There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


      Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


3. INVESTMENT PORTFOLIO EXPENSES TABLE


Replace the Investment Portfolio Expenses Table in the prospectus with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


4. APPENDIX A


Add the following to the "Discontinued Investment Portfolios" section at the end of Appendix A:


      Effective as of April 30, 2018:


      Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I: JPMorgan Global Active Allocation Portfolio; and


      Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis(R) Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.


5. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                       Telephone: (888) 562-2027

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                               FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. International Growth Fund          0.71%         0.25%        0.22%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio          0.61%         0.25%        0.03%

 American Funds(R) Balanced Allocation           0.06%         0.55%         --
  Portfolio

 American Funds(R) Growth Allocation             0.06%         0.55%        0.01%
  Portfolio

 American Funds(R) Moderate Allocation           0.06%         0.55%        0.01%
  Portfolio

 AQR Global Risk Balanced Portfolio              0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies            0.66%         0.25%        0.02%
  Portfolio

 Brighthouse Asset Allocation 100                0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio             0.24%         0.25%        0.01%

 Brighthouse Small Cap Value Portfolio           0.75%         0.25%        0.04%

 Brighthouse/Aberdeen Emerging Markets           0.88%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total         0.50%         0.25%        0.05%
  Return Portfolio

 Clarion Global Real Estate Portfolio            0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio         0.55%         0.25%        0.03%

 Fidelity Institutional Asset Management(R)      0.42%         0.25%        0.04%
  Government Income Portfolio

 Invesco Balanced-Risk Allocation                0.63%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                      0.56%         0.25%        0.02%

 Invesco Small Cap Growth Portfolio              0.85%         0.25%        0.03%

 JPMorgan Global Active Allocation               0.72%         0.25%        0.05%
  Portfolio

 MetLife Multi-Index Targeted Risk               0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio         0.69%         0.25%        0.05%

 Morgan Stanley Mid Cap Growth                   0.65%         0.25%        0.04%
  Portfolio

 PanAgora Global Diversified Risk                0.65%         0.25%        0.16%
  Portfolio

 PIMCO Total Return Portfolio                    0.48%         0.25%        0.08%

 Schroders Global Multi-Asset Portfolio          0.64%         0.25%        0.06%

 SSGA Growth and Income ETF Portfolio            0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                       0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio         0.57%         0.25%        0.02%

 T. Rowe Price Mid Cap Growth Portfolio          0.75%         0.25%        0.03%

 Victory Sycamore Mid Cap Value                  0.65%         0.25%        0.03%
  Portfolio




                                                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                               FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                  AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------- ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. International Growth Fund         0.01%       1.19%         0.01%         1.18%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio         0.02%       0.91%         0.02%         0.89%

 American Funds(R) Balanced Allocation          0.42%       1.03%           --          1.03%
  Portfolio

 American Funds(R) Growth Allocation            0.43%       1.05%           --          1.05%
  Portfolio

 American Funds(R) Moderate Allocation          0.40%       1.02%           --          1.02%
  Portfolio

 AQR Global Risk Balanced Portfolio             0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies           0.09%       1.02%         0.06%         0.96%
  Portfolio

 Brighthouse Asset Allocation 100               0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio            0.43%       0.93%           --          0.93%

 Brighthouse Small Cap Value Portfolio          0.07%       1.11%         0.01%         1.10%

 Brighthouse/Aberdeen Emerging Markets            --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total          --        0.80%         0.07%         0.73%
  Return Portfolio

 Clarion Global Real Estate Portfolio             --        0.91%           --          0.91%

 ClearBridge Aggressive Growth Portfolio          --        0.83%         0.02%         0.81%

 Fidelity Institutional Asset Management(R)       --        0.71%           --          0.71%
  Government Income Portfolio

 Invesco Balanced-Risk Allocation               0.03%       0.94%         0.03%         0.91%
  Portfolio

 Invesco Comstock Portfolio                       --        0.83%         0.02%         0.81%

 Invesco Small Cap Growth Portfolio               --        1.13%         0.02%         1.11%

 JPMorgan Global Active Allocation                --        1.02%         0.06%         0.96%
  Portfolio

 MetLife Multi-Index Targeted Risk              0.21%       0.64%           --          0.64%
  Portfolio

 MFS(R) Research International Portfolio          --        0.99%         0.10%         0.89%

 Morgan Stanley Mid Cap Growth                    --        0.94%         0.02%         0.92%
  Portfolio

 PanAgora Global Diversified Risk               0.04%       1.10%           --          1.10%
  Portfolio

 PIMCO Total Return Portfolio                     --        0.81%         0.03%         0.78%

 Schroders Global Multi-Asset Portfolio         0.01%       0.96%           --          0.96%

 SSGA Growth and Income ETF Portfolio           0.20%       0.77%           --          0.77%

 SSGA Growth ETF Portfolio                      0.21%       0.80%           --          0.80%

 T. Rowe Price Large Cap Value Portfolio          --        0.84%         0.03%         0.81%

 T. Rowe Price Mid Cap Growth Portfolio           --        1.03%           --          1.03%

 Victory Sycamore Mid Cap Value                   --        0.93%         0.09%         0.84%
  Portfolio


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock            0.79%         0.25%        0.06%
  Portfolio

 BlackRock Bond Income Portfolio                0.33%         0.25%        0.18%

 BlackRock Capital Appreciation Portfolio       0.69%          --          0.03%

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Wellington Core Equity             0.70%         0.25%        0.02%
  Opportunities Portfolio

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Growth                 0.90%         0.25%        0.07%
  Portfolio

 MetLife Stock Index Portfolio                  0.25%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%        0.04%

 T. Rowe Price Large Cap Growth                 0.60%         0.25%        0.02%
  Portfolio

 T. Rowe Price Small Cap Growth                 0.47%         0.25%        0.03%
  Portfolio

 Western Asset Management Strategic             0.56%         0.25%        0.04%
  Bond Opportunities Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Equity-Income Portfolio                        0.44%         0.25%        0.09%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Templeton Foreign VIP Fund                     0.77%         0.25%        0.05%

PIMCO VARIABLE INSURANCE TRUST
 PIMCO High Yield Portfolio                     0.60%         0.15%        0.01%

 PIMCO Low Duration Portfolio                   0.50%         0.15%         --

PUTNAM VARIABLE TRUST
 Putnam VT Sustainable Leaders Fund             0.55%         0.25%        0.12%




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
BRIGHTHOUSE FUNDS TRUST II
 Baillie Gifford International Stock             --        1.10%         0.12%         0.98%
  Portfolio

 BlackRock Bond Income Portfolio                 --        0.76%           --          0.76%

 BlackRock Capital Appreciation Portfolio        --        0.72%         0.09%         0.63%

 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.57%       0.94%         0.02%         0.92%

 Brighthouse Asset Allocation 40 Portfolio     0.59%       0.90%           --          0.90%

 Brighthouse Asset Allocation 60 Portfolio     0.61%       0.91%           --          0.91%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 Brighthouse/Wellington Core Equity              --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                  --        1.22%         0.09%         1.13%
  Portfolio

 MetLife Stock Index Portfolio                   --        0.52%         0.01%         0.51%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 T. Rowe Price Large Cap Growth                  --        0.87%         0.05%         0.82%
  Portfolio

 T. Rowe Price Small Cap Growth                  --        0.75%           --          0.75%
  Portfolio

 Western Asset Management Strategic              --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Equity-Income Portfolio                       0.03%       0.81%           --          0.81%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Templeton Foreign VIP Fund                    0.02%       1.09%         0.01%         1.08%

PIMCO VARIABLE INSURANCE TRUST
 PIMCO High Yield Portfolio                      --        0.76%           --          0.76%

 PIMCO Low Duration Portfolio                    --        0.65%           --          0.65%

PUTNAM VARIABLE TRUST
 Putnam VT Sustainable Leaders Fund              --        0.92%           --          0.92%


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Invesco V.I. International Growth Fund



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio (Class B)

     American Funds(R) Balanced Allocation Portfolio (Class C)

     American Funds(R) Growth Allocation Portfolio (Class C)

     American Funds(R) Moderate Allocation Portfolio (Class C)

     AQR Global Risk Balanced Portfolio (Class B)

     BlackRock Global Tactical Strategies Portfolio (Class B)

     Brighthouse Asset Allocation 100 Portfolio (Class B)

     Brighthouse Balanced Plus Portfolio (Class B)

     Brighthouse Small Cap Value Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Brighthouse/Franklin Low Duration Total Return Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     ClearBridge Aggressive Growth Portfolio (Class B)

  Fidelity Institutional Asset Management(R) Government Income Portfolio
    (Class B) (formerly Pyramis(R) Government Income Portfolio)

     Invesco Balanced-Risk Allocation Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)

     JPMorgan Global Active Allocation Portfolio (Class B)

     MetLife Multi-Index Targeted Risk Portfolio (Class B)

     MFS(R) Research International Portfolio (Class B)

     Morgan Stanley Mid Cap Growth Portfolio (Class B)

     PanAgora Global Diversified Risk Portfolio (Class B)

     PIMCO Total Return Portfolio (Class B)

     Schroders Global Multi-Asset Portfolio (Class B)

     SSGA Growth and Income ETF Portfolio (Class B)

     SSGA Growth ETF Portfolio (Class B)

     T. Rowe Price Large Cap Value Portfolio (Class B)

     T. Rowe Price Mid Cap Growth Portfolio (Class B)

     Victory Sycamore Mid Cap Value Portfolio (Class B) (formerly Invesco Mid Cap Value Portfolio)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Baillie Gifford International Stock Portfolio (Class B)

     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     MetLife Stock Index Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     T. Rowe Price Large Cap Growth Portfolio (Class B)

     T. Rowe Price Small Cap Growth Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)



FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolio is available under the contract:


     Equity-Income Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Templeton Foreign VIP Fund



PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     PIMCO High Yield Portfolio

     PIMCO Low Duration Portfolio



PUTNAM VARIABLE TRUST (CLASS IB)

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Putnam VT Sustainable Leaders Fund (formerly Putnam VT Multi-Cap Growth
Fund)

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. International Growth Fund       Seeks long-term growth of capital.
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
 (Class B)                                    income.
 American Funds(R) Balanced Allocation        Seeks a balance between a high level of
 Portfolio (Class C)                          current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 American Funds(R) Growth Allocation          Seeks growth of capital.
 Portfolio (Class C)
 American Funds(R) Moderate Allocation        Seeks a high total return in the form of
 Portfolio (Class C)                          income and growth of capital, with a greater
                                              emphasis on income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 (Class B)
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio (Class B)                          income.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
 (Class B)                                    current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse Small Cap Value Portfolio        Seeks long-term capital appreciation.
 (Class B)
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio (Class B)
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio (Class B)                   seeking preservation of shareholders' capital.
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
 (Class B)                                    estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 (Class B)
 Fidelity Institutional Asset Management(R)   Seeks a high level of current income,
 Government Income Portfolio (Class B)        consistent with preservation of principal.
 (formerly Pyramis(R) Government Income
 Portfolio)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 (Class B)
 Invesco Comstock Portfolio (Class B)         Seeks capital growth and income.
 Invesco Small Cap Growth Portfolio           Seeks long-term growth of capital.
 (Class B)
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio (Class B)                          income.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. International Growth Fund       Invesco Advisers, Inc.
 BRIGHTHOUSE FUNDS TRUST I

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AllianceBernstein L.P.
 American Funds(R) Balanced Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Growth Allocation          Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 American Funds(R) Moderate Allocation        Brighthouse Investment Advisers, LLC
 Portfolio (Class C)
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse Small Cap Value Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadvisers: Delaware Investments Fund
                                              Advisers; Wells Capital Management
                                              Incorporated
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B)                   Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio (Class B)                   Subadviser: Franklin Advisers, Inc.
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: ClearBridge Investments, LLC
 Fidelity Institutional Asset Management(R)   Brighthouse Investment Advisers, LLC
 Government Income Portfolio (Class B)        Subadviser: FIAM LLC
 (formerly Pyramis(R) Government Income
 Portfolio)
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio           Brighthouse Investment Advisers, LLC
 (Class B)                                    Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                          Subadviser: J.P. Morgan Investment
                                              Management Inc.

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 MetLife Multi-Index Targeted Risk           Seeks a balance between growth of capital
 Portfolio (Class B)                         and current income, with a greater emphasis
                                             on growth of capital.
 MFS(R) Research International Portfolio     Seeks capital appreciation.
 (Class B)
 Morgan Stanley Mid Cap Growth               Seeks capital appreciation.
 Portfolio (Class B)
 PanAgora Global Diversified Risk            Seeks total return.
 Portfolio (Class B)
 PIMCO Total Return Portfolio (Class B)      Seeks maximum total return, consistent with
                                             the preservation of capital and prudent
                                             investment management.
 Schroders Global Multi-Asset Portfolio      Seeks capital appreciation and current
 (Class B)                                   income.
 SSGA Growth and Income ETF Portfolio        Seeks growth of capital and income.
 (Class B)
 SSGA Growth ETF Portfolio (Class B)         Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
 (Class B)                                   investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.
 T. Rowe Price Mid Cap Growth Portfolio      Seeks long-term growth of capital.
 (Class B)
 Victory Sycamore Mid Cap Value              Seeks high total return by investing in equity
 Portfolio (Class B) (formerly Invesco Mid   securities of mid-sized companies.
 Cap Value Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock         Seeks long-term growth of capital.
 Portfolio (Class B)
 BlackRock Bond Income Portfolio             Seeks a competitive total return primarily
 (Class B)                                   from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio    Seeks long-term growth of capital.
 (Class A)
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B)                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio   Seeks a high level of current income, with
 (Class B)                                   growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio   Seeks high total return in the form of income
 (Class B)                                   and growth of capital, with a greater
                                             emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class B)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth              Seeks long-term capital growth.
 Portfolio (Class B)
 MetLife Stock Index Portfolio (Class B)     Seeks to track the performance of the
                                             Standard & Poor's 500(R) Composite Stock
                                             Price Index.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 MetLife Multi-Index Targeted Risk           Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Overlay Portion: MetLife
                                             Investment Advisors, LLC
 MFS(R) Research International Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Massachusetts Financial Services
                                             Company
 Morgan Stanley Mid Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Morgan Stanley Investment
                                             Management Inc.
 PanAgora Global Diversified Risk            Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: PanAgora Asset Management,
                                             Inc.
 PIMCO Total Return Portfolio (Class B)      Brighthouse Investment Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 Schroders Global Multi-Asset Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadvisers: Schroder Investment
                                             Management North America Inc.; Schroder
                                             Investment Management North America
                                             Limited
 SSGA Growth and Income ETF Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Mid Cap Growth Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value              Brighthouse Investment Advisers, LLC
 Portfolio (Class B) (formerly Invesco Mid   Subadviser: Victory Capital Management
 Cap Value Portfolio)                        Inc.
 BRIGHTHOUSE FUNDS TRUST II

 Baillie Gifford International Stock         Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Baillie Gifford Overseas Limited
 BlackRock Bond Income Portfolio             Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio    Brighthouse Investment Advisers, LLC
 (Class A)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 40 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)           Subadviser: Wellington Management
                                             Company LLP
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth              Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Stock Index Portfolio (Class B)     Brighthouse Investment Advisers, LLC
                                             Subadviser: MetLife Investment Advisors,
                                             LLC

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------- -------------------------------------------------
 Neuberger Berman Genesis Portfolio         Seeks high total return, consisting principally
 (Class B)                                  of capital appreciation.
 T. Rowe Price Large Cap Growth Portfolio   Seeks long-term growth of capital.
 (Class B)
 T. Rowe Price Small Cap Growth Portfolio   Seeks long-term capital growth.
 (Class B)
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)          with preservation of capital.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Equity-Income Portfolio                    Seeks reasonable income. The fund will also
                                            consider the potential for capital
                                            appreciation. The fund's goal is to achieve a
                                            yield which exceeds the composite yield on
                                            the securities comprising the S&P 500(R)
                                            Index.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Templeton Foreign VIP Fund                 Seeks long-term capital growth.
 PIMCO VARIABLE INSURANCE TRUST
 (ADMINISTRATIVE CLASS)

 PIMCO High Yield Portfolio                 Seeks maximum total return, consistent with
                                            preservation of capital and prudent
                                            investment management.
 PIMCO Low Duration Portfolio               Seeks maximum total return, consistent with
                                            preservation of capital and prudent
                                            investment management.
 PUTNAM VARIABLE TRUST (CLASS IB)

 Putnam VT Sustainable Leaders Fund         Seeks long-term capital appreciation.



            INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
------------------------------------------- -------------------------------------------
 Neuberger Berman Genesis Portfolio         Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: Neuberger Berman Investment
                                            Advisers LLC
 T. Rowe Price Large Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: T. Rowe Price Associates, Inc.
 T. Rowe Price Small Cap Growth Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)                                  Subadviser: T. Rowe Price Associates, Inc.
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)          Subadviser: Western Asset Management
                                            Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Equity-Income Portfolio                    Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Templeton Foreign VIP Fund                 Templeton Investment Counsel, LLC
 PIMCO VARIABLE INSURANCE TRUST
 (ADMINISTRATIVE CLASS)

 PIMCO High Yield Portfolio                 PIMCO
 PIMCO Low Duration Portfolio               PIMCO
 PUTNAM VARIABLE TRUST (CLASS IB)

 Putnam VT Sustainable Leaders Fund         Putnam Investment Management, LLC


 (formerly Putnam VT Multi-Cap Growth
 Fund)


                      BRIGHTHOUSE LIFE INSURANCE COMPANY
                     BRIGHTHOUSE VARIABLE ANNUITY ACCOUNT C


                      SUPPLEMENT DATED MAY APRIL 30, 2018
                                       TO
           THE PROSPECTUSES DATED NOVEMBER 9, 2006 (AS SUPPLEMENTED)


This supplement revises information in the prospectuses dated November 9, 2006 (as supplemented) for the Class A and B variable annuity contracts issued by Brighthouse Life Insurance Company ("BLIC," "we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 709-2811 to request a free copy. Upon request, financial statements for Brighthouse Life Insurance Company will be sent to you without charge.


1. INVESTMENT OPTIONS


In the "INVESTMENT OPTIONS" section, replace the investment portfolio information in the sections titled "American Funds Insurance Series (Class 2)" through "Brighthouse Funds Trust II - Western Asset Management Strategic Bond Opportunities Portfolio (Class B)" with the investment portfolio information attached to this prospectus supplement.


In the "INVESTMENT OPTIONS" section, replace the list of investment portfolios that employ a managed volatility strategy with the following:


      (a) AB Global Dynamic Allocation Portfolio


      (b) AQR Global Risk Balanced Portfolio


      (c) BlackRock Global Tactical Strategies Portfolio


      (d) Invesco Balanced-Risk Allocation Portfolio


      (e) JPMorgan Global Active Allocation Portfolio


      (f) Brighthouse Balanced Plus Portfolio


      (g) MetLife Multi-Index Targeted Risk Portfolio


      (h) PanAgora Global Diversified Risk Portfolio


      (i) Schroders Global Multi-Asset Portfolio


2. OTHER INFORMATION


In the "OTHER INFORMATION" section, replace the "BLIC" subsection with the following:


      BLIC

      Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.


      BLIC is a subsidiary of, and controlled by, Brighthouse Financial, Inc.
      (BHF), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed at least 80.1% of the common stock of BHF to MetLife, Inc.'s shareholders and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


In the "OTHER INFORMATION - Requests and Elections" section, replace the "Cybersecurity" subsection with the following:


      CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


      We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as individual Owners and their contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


      Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


      Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

      Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.


3. INVESTMENT PORTFOLIO EXPENSES TABLE


Replace the Investment Portfolio Expenses Table in the prospectuses with the Investment Portfolio Fees and Expenses Table attached to this prospectus supplement.


4. APPENDIX A


Add the following to the "Discontinued Investment Portfolios" section at the end of Appendix A:


      Effective as of April 30, 2018:


      o Brighthouse Funds Trust I: Allianz Global Investors Dynamic Multi-Asset Plus Portfolio merged into Brighthouse Funds Trust I:
         JPMorgan Global Active Allocation Portfolio; and


      o Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio II (formerly Pyramis(R) Managed Risk Portfolio) merged into Brighthouse Funds Trust I: Schroders Global Multi-Asset Portfolio.


5. APPENDIX B


Replace Appendix B with the Appendix B attached to this prospectus supplement.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                       Telephone: (800) 709-2811

INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2017

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.



                                                            DISTRIBUTION
                                                               AND/OR
                                               MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                               FEE      (12B-1) FEES   EXPENSES
--------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund               0.52%         0.25%        0.03%

 American Funds Global Small                     0.70%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth Fund                      0.33%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio          0.61%         0.25%        0.03%

 AQR Global Risk Balanced Portfolio              0.61%         0.25%        0.03%

 BlackRock Global Tactical Strategies            0.66%         0.25%        0.02%
  Portfolio

 BlackRock High Yield Portfolio                  0.60%         0.25%        0.07%

 Brighthouse Asset Allocation 100                0.07%         0.25%        0.01%
  Portfolio

 Brighthouse Balanced Plus Portfolio             0.24%         0.25%        0.01%

 Brighthouse/Aberdeen Emerging Markets           0.88%         0.25%        0.11%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total         0.50%         0.25%        0.05%
  Return Portfolio

 Brighthouse/Wellington Large Cap                0.56%         0.25%        0.02%
  Research Portfolio

 Clarion Global Real Estate Portfolio            0.61%         0.25%        0.05%

 ClearBridge Aggressive Growth Portfolio         0.55%         0.25%        0.03%

 Fidelity Institutional Asset Management(R)      0.42%         0.25%        0.04%
  Government Income Portfolio

 Invesco Balanced-Risk Allocation                0.63%         0.25%        0.03%
  Portfolio

 Invesco Comstock Portfolio                      0.56%         0.25%        0.02%

 JPMorgan Global Active Allocation               0.72%         0.25%        0.05%
  Portfolio

 JPMorgan Small Cap Value Portfolio              0.78%         0.25%        0.06%

 MetLife Multi-Index Targeted Risk               0.17%         0.25%        0.01%
  Portfolio

 MFS(R) Research International Portfolio         0.69%         0.25%        0.05%

 Morgan Stanley Mid Cap Growth                   0.65%         0.25%        0.04%
  Portfolio

 Oppenheimer Global Equity Portfolio             0.66%         0.25%        0.04%

 PanAgora Global Diversified Risk                0.65%         0.25%        0.16%
  Portfolio

 PIMCO Inflation Protected Bond                  0.47%         0.25%        0.50%
  Portfolio

 PIMCO Total Return Portfolio                    0.48%         0.25%        0.08%

 Schroders Global Multi-Asset Portfolio          0.64%         0.25%        0.06%

 SSGA Growth and Income ETF Portfolio            0.31%         0.25%        0.01%

 SSGA Growth ETF Portfolio                       0.32%         0.25%        0.02%

 T. Rowe Price Large Cap Value Portfolio         0.57%         0.25%        0.02%




                                                ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                               FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                  AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                            EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
--------------------------------------------- ----------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth Fund                --        0.80%           --          0.80%

 American Funds Global Small                      --        0.99%           --          0.99%
  Capitalization Fund

 American Funds Growth Fund                       --        0.60%           --          0.60%

BRIGHTHOUSE FUNDS TRUST I
 AB Global Dynamic Allocation Portfolio         0.02%       0.91%         0.02%         0.89%

 AQR Global Risk Balanced Portfolio             0.06%       0.95%         0.01%         0.94%

 BlackRock Global Tactical Strategies           0.09%       1.02%         0.06%         0.96%
  Portfolio

 BlackRock High Yield Portfolio                   --        0.92%           --          0.92%

 Brighthouse Asset Allocation 100               0.67%       1.00%           --          1.00%
  Portfolio

 Brighthouse Balanced Plus Portfolio            0.43%       0.93%           --          0.93%

 Brighthouse/Aberdeen Emerging Markets            --        1.24%         0.05%         1.19%
  Equity Portfolio

 Brighthouse/Franklin Low Duration Total          --        0.80%         0.07%         0.73%
  Return Portfolio

 Brighthouse/Wellington Large Cap                 --        0.83%         0.04%         0.79%
  Research Portfolio

 Clarion Global Real Estate Portfolio             --        0.91%           --          0.91%

 ClearBridge Aggressive Growth Portfolio          --        0.83%         0.02%         0.81%

 Fidelity Institutional Asset Management(R)       --        0.71%           --          0.71%
  Government Income Portfolio

 Invesco Balanced-Risk Allocation               0.03%       0.94%         0.03%         0.91%
  Portfolio

 Invesco Comstock Portfolio                       --        0.83%         0.02%         0.81%

 JPMorgan Global Active Allocation                --        1.02%         0.06%         0.96%
  Portfolio

 JPMorgan Small Cap Value Portfolio               --        1.09%         0.10%         0.99%

 MetLife Multi-Index Targeted Risk              0.21%       0.64%           --          0.64%
  Portfolio

 MFS(R) Research International Portfolio          --        0.99%         0.10%         0.89%

 Morgan Stanley Mid Cap Growth                    --        0.94%         0.02%         0.92%
  Portfolio

 Oppenheimer Global Equity Portfolio              --        0.95%         0.10%         0.85%

 PanAgora Global Diversified Risk               0.04%       1.10%           --          1.10%
  Portfolio

 PIMCO Inflation Protected Bond                   --        1.22%         0.01%         1.21%
  Portfolio

 PIMCO Total Return Portfolio                     --        0.81%         0.03%         0.78%

 Schroders Global Multi-Asset Portfolio         0.01%       0.96%           --          0.96%

 SSGA Growth and Income ETF Portfolio           0.20%       0.77%           --          0.77%

 SSGA Growth ETF Portfolio                      0.21%       0.80%           --          0.80%

 T. Rowe Price Large Cap Value Portfolio          --        0.84%         0.03%         0.81%


                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Victory Sycamore Mid Cap Value                 0.65%         0.25%        0.03%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                0.33%         0.25%        0.18%

 BlackRock Capital Appreciation Portfolio       0.69%          --          0.03%

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio      0.09%         0.25%        0.03%

 Brighthouse Asset Allocation 40 Portfolio      0.06%         0.25%         --

 Brighthouse Asset Allocation 60 Portfolio      0.05%         0.25%         --

 Brighthouse Asset Allocation 80 Portfolio      0.05%         0.25%        0.01%

 Brighthouse/Dimensional International          0.81%         0.25%        0.11%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity             0.70%         0.15%        0.02%
  Opportunities Portfolio

 Jennison Growth Portfolio                      0.60%         0.25%        0.02%

 Loomis Sayles Small Cap Growth                 0.90%         0.25%        0.07%
  Portfolio

 MetLife Aggregate Bond Index Portfolio         0.25%         0.30%        0.03%

 MFS(R) Total Return Portfolio                  0.56%         0.25%        0.05%

 MFS(R) Value Portfolio                         0.62%         0.25%        0.02%

 Neuberger Berman Genesis Portfolio             0.81%         0.25%        0.04%

 Western Asset Management Strategic             0.56%         0.25%        0.04%
  Bond Opportunities Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- ----------- ----------- --------------- -----------
 Victory Sycamore Mid Cap Value                  --        0.93%         0.09%         0.84%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                 --        0.76%           --          0.76%

 BlackRock Capital Appreciation Portfolio        --        0.72%         0.09%         0.63%

 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio

 Brighthouse Asset Allocation 20 Portfolio     0.57%       0.94%         0.02%         0.92%

 Brighthouse Asset Allocation 40 Portfolio     0.59%       0.90%           --          0.90%

 Brighthouse Asset Allocation 60 Portfolio     0.61%       0.91%           --          0.91%

 Brighthouse Asset Allocation 80 Portfolio     0.64%       0.95%           --          0.95%

 Brighthouse/Dimensional International           --        1.17%         0.01%         1.16%
  Small Company Portfolio

 Brighthouse/Wellington Core Equity              --        0.87%         0.11%         0.76%
  Opportunities Portfolio

 Jennison Growth Portfolio                       --        0.87%         0.08%         0.79%

 Loomis Sayles Small Cap Growth                  --        1.22%         0.09%         1.13%
  Portfolio

 MetLife Aggregate Bond Index Portfolio          --        0.58%         0.01%         0.57%

 MFS(R) Total Return Portfolio                   --        0.86%           --          0.86%

 MFS(R) Value Portfolio                          --        0.89%         0.06%         0.83%

 Neuberger Berman Genesis Portfolio              --        1.10%         0.01%         1.09%

 Western Asset Management Strategic              --        0.85%         0.06%         0.79%

  Bond Opportunities Portfolio


The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.


Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

INVESTMENT OPTIONS


AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund



BRIGHTHOUSE FUNDS TRUST I (CLASS B)

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     AB Global Dynamic Allocation Portfolio

     AQR Global Risk Balanced Portfolio

     BlackRock Global Tactical Strategies Portfolio

     BlackRock High Yield Portfolio

     Brighthouse Asset Allocation 100 Portfolio

     Brighthouse Balanced Plus Portfolio

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio

     Brighthouse/Franklin Low Duration Total Return Portfolio

     Brighthouse/Wellington Large Cap Research Portfolio

     Clarion Global Real Estate Portfolio

     ClearBridge Aggressive Growth Portfolio

  Fidelity Institutional Asset Management(R) Government Income Portfolio
    (formerly Pyramis(R) Government Income Portfolio)

     Invesco Balanced-Risk Allocation Portfolio

     Invesco Comstock Portfolio

     JPMorgan Global Active Allocation Portfolio

     JPMorgan Small Cap Value Portfolio

     MetLife Multi-Index Targeted Risk Portfolio

     MFS(R) Research International Portfolio

     Morgan Stanley Mid Cap Growth Portfolio

     Oppenheimer Global Equity Portfolio

     PanAgora Global Diversified Risk Portfolio

     PIMCO Inflation Protected Bond Portfolio

     PIMCO Total Return Portfolio

     Schroders Global Multi-Asset Portfolio

     SSGA Growth and Income ETF Portfolio

     SSGA Growth ETF Portfolio

     T. Rowe Price Large Cap Value Portfolio

     Victory Sycamore Mid Cap Value Portfolio (formerly Invesco Mid Cap Value Portfolio)



BRIGHTHOUSE FUNDS TRUST II

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio (Class B)

     BlackRock Capital Appreciation Portfolio (Class A)

     BlackRock Ultra-Short Term Bond Portfolio (Class B)

     Brighthouse Asset Allocation 20 Portfolio (Class B)

     Brighthouse Asset Allocation 40 Portfolio (Class B)

     Brighthouse Asset Allocation 60 Portfolio (Class B)

     Brighthouse Asset Allocation 80 Portfolio (Class B)

     Brighthouse/Dimensional International Small Company Portfolio (Class B)

     Brighthouse/Wellington Core Equity Opportunities Portfolio (Class E)

     Jennison Growth Portfolio (Class B)

     Loomis Sayles Small Cap Growth Portfolio (Class B)

     MetLife Aggregate Bond Index Portfolio (Class G)

     MFS(R) Total Return Portfolio (Class B)

     MFS(R) Value Portfolio (Class B)

     Neuberger Berman Genesis Portfolio (Class B)

     Western Asset Management Strategic Bond Opportunities Portfolio (Class B)

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.



             INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
--------------------------------------------- ------------------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Seeks long-term growth of capital.
 American Funds Global Small                  Seeks long-term growth of capital.
 Capitalization Fund
 American Funds Growth Fund                   Seeks growth of capital.
 BRIGHTHOUSE FUNDS TRUST I (CLASS B)

 AB Global Dynamic Allocation Portfolio       Seeks capital appreciation and current
                                              income.
 AQR Global Risk Balanced Portfolio           Seeks total return.
 BlackRock Global Tactical Strategies         Seeks capital appreciation and current
 Portfolio                                    income.
 BlackRock High Yield Portfolio               Seeks to maximize total return, consistent
                                              with income generation and prudent
                                              investment management.
 Brighthouse Asset Allocation 100 Portfolio   Seeks growth of capital.
 Brighthouse Balanced Plus Portfolio          Seeks a balance between a high level of
                                              current income and growth of capital, with a
                                              greater emphasis on growth of capital.
 Brighthouse/Aberdeen Emerging Markets        Seeks capital appreciation.
 Equity Portfolio
 Brighthouse/Franklin Low Duration Total      Seeks a high level of current income, while
 Return Portfolio                             seeking preservation of shareholders' capital.
 Brighthouse/Wellington Large Cap             Seeks long-term capital appreciation.
 Research Portfolio
 Clarion Global Real Estate Portfolio         Seeks total return through investment in real
                                              estate securities, emphasizing both capital
                                              appreciation and current income.
 ClearBridge Aggressive Growth Portfolio      Seeks capital appreciation.
 Fidelity Institutional Asset Management(R)   Seeks a high level of current income,
 Government Income Portfolio (formerly        consistent with preservation of principal.
 Pyramis(R) Government Income Portfolio)
 Invesco Balanced-Risk Allocation Portfolio   Seeks total return.
 Invesco Comstock Portfolio                   Seeks capital growth and income.
 JPMorgan Global Active Allocation            Seeks capital appreciation and current
 Portfolio                                    income.
 JPMorgan Small Cap Value Portfolio           Seeks long-term capital growth.
 MetLife Multi-Index Targeted Risk            Seeks a balance between growth of capital
 Portfolio                                    and current income, with a greater emphasis
                                              on growth of capital.



             INVESTMENT PORTFOLIO                   INVESTMENT ADVISER/SUBADVISER
--------------------------------------------- -----------------------------------------
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Global Growth Fund            Capital Research and Management
                                              Company(SM)
 American Funds Global Small                  Capital Research and Management
 Capitalization Fund                          Company(SM)
 American Funds Growth Fund                   Capital Research and Management
                                              Company(SM)
 BRIGHTHOUSE FUNDS TRUST I (CLASS B)

 AB Global Dynamic Allocation Portfolio       Brighthouse Investment Advisers, LLC
                                              Subadviser: AllianceBernstein L.P.
 AQR Global Risk Balanced Portfolio           Brighthouse Investment Advisers, LLC
                                              Subadviser: AQR Capital Management, LLC
 BlackRock Global Tactical Strategies         Brighthouse Investment Advisers, LLC
 Portfolio                                    Subadviser: BlackRock Financial
                                              Management, Inc.
 BlackRock High Yield Portfolio               Brighthouse Investment Advisers, LLC
                                              Subadviser: BlackRock Financial
                                              Management, Inc.
 Brighthouse Asset Allocation 100 Portfolio   Brighthouse Investment Advisers, LLC
 Brighthouse Balanced Plus Portfolio          Brighthouse Investment Advisers, LLC
                                              Subadviser: Overlay Portion: Pacific
                                              Investment Management Company LLC
 Brighthouse/Aberdeen Emerging Markets        Brighthouse Investment Advisers, LLC
 Equity Portfolio                             Subadviser: Aberdeen Asset Managers
                                              Limited
 Brighthouse/Franklin Low Duration Total      Brighthouse Investment Advisers, LLC
 Return Portfolio                             Subadviser: Franklin Advisers, Inc.
 Brighthouse/Wellington Large Cap             Brighthouse Investment Advisers, LLC
 Research Portfolio                           Subadviser: Wellington Management
                                              Company LLP
 Clarion Global Real Estate Portfolio         Brighthouse Investment Advisers, LLC
                                              Subadviser: CBRE Clarion Securities LLC
 ClearBridge Aggressive Growth Portfolio      Brighthouse Investment Advisers, LLC
                                              Subadviser: ClearBridge Investments, LLC
 Fidelity Institutional Asset Management(R)   Brighthouse Investment Advisers, LLC
 Government Income Portfolio (formerly        Subadviser: FIAM LLC
 Pyramis(R) Government Income Portfolio)
 Invesco Balanced-Risk Allocation Portfolio   Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 Invesco Comstock Portfolio                   Brighthouse Investment Advisers, LLC
                                              Subadviser: Invesco Advisers, Inc.
 JPMorgan Global Active Allocation            Brighthouse Investment Advisers, LLC
 Portfolio                                    Subadviser: J.P. Morgan Investment
                                              Management Inc.
 JPMorgan Small Cap Value Portfolio           Brighthouse Investment Advisers, LLC
                                              Subadviser: J.P. Morgan Investment
                                              Management Inc.
 MetLife Multi-Index Targeted Risk            Brighthouse Investment Advisers, LLC
 Portfolio                                    Subadviser: Overlay Portion: MetLife
                                              Investment Advisors, LLC

            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- ------------------------------------------------
 MFS(R) Research International Portfolio     Seeks capital appreciation.
 Morgan Stanley Mid Cap Growth               Seeks capital appreciation.
 Portfolio
 Oppenheimer Global Equity Portfolio         Seeks capital appreciation.
 PanAgora Global Diversified Risk            Seeks total return.
 Portfolio
 PIMCO Inflation Protected Bond Portfolio    Seeks maximum real return, consistent with
                                             preservation of capital and prudent
                                             investment management.
 PIMCO Total Return Portfolio                Seeks maximum total return, consistent with
                                             the preservation of capital and prudent
                                             investment management.
 Schroders Global Multi-Asset Portfolio      Seeks capital appreciation and current
                                             income.
 SSGA Growth and Income ETF Portfolio        Seeks growth of capital and income.
 SSGA Growth ETF Portfolio                   Seeks growth of capital.
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
                                             investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.
 Victory Sycamore Mid Cap Value              Seeks high total return by investing in equity
 Portfolio (formerly Invesco Mid Cap Value   securities of mid-sized companies.
 Portfolio)
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income Portfolio             Seeks a competitive total return primarily
 (Class B)                                   from investing in fixed-income securities.
 BlackRock Capital Appreciation Portfolio    Seeks long-term growth of capital.
 (Class A)
 BlackRock Ultra-Short Term Bond             Seeks a high level of current income
 Portfolio (Class B)                         consistent with preservation of capital.
 Brighthouse Asset Allocation 20 Portfolio   Seeks a high level of current income, with
 (Class B)                                   growth of capital as a secondary objective.
 Brighthouse Asset Allocation 40 Portfolio   Seeks high total return in the form of income
 (Class B)                                   and growth of capital, with a greater
                                             emphasis on income.
 Brighthouse Asset Allocation 60 Portfolio   Seeks a balance between a high level of
 (Class B)                                   current income and growth of capital, with a
                                             greater emphasis on growth of capital.
 Brighthouse Asset Allocation 80 Portfolio   Seeks growth of capital.
 (Class B)
 Brighthouse/Dimensional International       Seeks long-term capital appreciation.
 Small Company Portfolio (Class B)
 Brighthouse/Wellington Core Equity          Seeks to provide a growing stream of income
 Opportunities Portfolio (Class E)           over time and, secondarily, long-term capital
                                             appreciation and current income.
 Jennison Growth Portfolio (Class B)         Seeks long-term growth of capital.
 Loomis Sayles Small Cap Growth              Seeks long-term capital growth.
 Portfolio (Class B)
 MetLife Aggregate Bond Index Portfolio      Seeks to track the performance of the
 (Class G)                                   Bloomberg Barclays U.S. Aggregate Bond
                                             Index.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 MFS(R) Research International Portfolio     Brighthouse Investment Advisers, LLC
                                             Subadviser: Massachusetts Financial Services
                                             Company
 Morgan Stanley Mid Cap Growth               Brighthouse Investment Advisers, LLC
 Portfolio                                   Subadviser: Morgan Stanley Investment
                                             Management Inc.
 Oppenheimer Global Equity Portfolio         Brighthouse Investment Advisers, LLC
                                             Subadviser: OppenheimerFunds, Inc.
 PanAgora Global Diversified Risk            Brighthouse Investment Advisers, LLC
 Portfolio                                   Subadviser: PanAgora Asset Management,
                                             Inc.
 PIMCO Inflation Protected Bond Portfolio    Brighthouse Investment Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 PIMCO Total Return Portfolio                Brighthouse Investment Advisers, LLC
                                             Subadviser: Pacific Investment Management
                                             Company LLC
 Schroders Global Multi-Asset Portfolio      Brighthouse Investment Advisers, LLC
                                             Subadvisers: Schroder Investment
                                             Management North America Inc.; Schroder
                                             Investment Management North America
                                             Limited
 SSGA Growth and Income ETF Portfolio        Brighthouse Investment Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 SSGA Growth ETF Portfolio                   Brighthouse Investment Advisers, LLC
                                             Subadviser: SSGA Funds Management, Inc.
 T. Rowe Price Large Cap Value Portfolio     Brighthouse Investment Advisers, LLC
                                             Subadviser: T. Rowe Price Associates, Inc.
 Victory Sycamore Mid Cap Value              Brighthouse Investment Advisers, LLC
 Portfolio (formerly Invesco Mid Cap Value   Subadviser: Victory Capital Management
 Portfolio)                                  Inc.
 BRIGHTHOUSE FUNDS TRUST II

 BlackRock Bond Income Portfolio             Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Capital Appreciation Portfolio    Brighthouse Investment Advisers, LLC
 (Class A)                                   Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: BlackRock Advisors, LLC
 Brighthouse Asset Allocation 20 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 40 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 60 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse Asset Allocation 80 Portfolio   Brighthouse Investment Advisers, LLC
 (Class B)
 Brighthouse/Dimensional International       Brighthouse Investment Advisers, LLC
 Small Company Portfolio (Class B)           Subadviser: Dimensional Fund Advisors LP
 Brighthouse/Wellington Core Equity          Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class E)           Subadviser: Wellington Management
                                             Company LLP
 Jennison Growth Portfolio (Class B)         Brighthouse Investment Advisers, LLC
                                             Subadviser: Jennison Associates LLC
 Loomis Sayles Small Cap Growth              Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                         Subadviser: Loomis, Sayles & Company, L.P.
 MetLife Aggregate Bond Index Portfolio      Brighthouse Investment Advisers, LLC
 (Class G)                                   Subadviser: MetLife Investment Advisors,
                                             LLC

           INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
------------------------------------------ -------------------------------------------------
 MFS(R) Total Return Portfolio (Class B)   Seeks a favorable total return through
                                           investment in a diversified portfolio.
 MFS(R) Value Portfolio (Class B)          Seeks capital appreciation.
 Neuberger Berman Genesis Portfolio        Seeks high total return, consisting principally
 (Class B)                                 of capital appreciation.
 Western Asset Management Strategic Bond   Seeks to maximize total return consistent
 Opportunities Portfolio (Class B)         with preservation of capital.



           INVESTMENT PORTFOLIO                    INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------------
 MFS(R) Total Return Portfolio (Class B)   Brighthouse Investment Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 MFS(R) Value Portfolio (Class B)          Brighthouse Investment Advisers, LLC
                                           Subadviser: Massachusetts Financial Services
                                           Company
 Neuberger Berman Genesis Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                 Subadviser: Neuberger Berman Investment
                                           Advisers LLC
 Western Asset Management Strategic Bond   Brighthouse Investment Advisers, LLC
 Opportunities Portfolio (Class B)         Subadviser: Western Asset Management
                                           Company